CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Subscriber-related revenue	$ 13,559,511	$ 13,038,611	$ 12,959,025
Equipment sales and other revenue	92,618	95,923	64,547
Equipment sales, services and other revenue - EchoStar	43,483	17,066	36,474
Total revenue	13,695,612	13,151,600	13,060,046
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	7,677,111	7,246,104	6,841,760
Satellite and transmission expenses:
EchoStar	487,011	419,888	441,613
Other	40,472	40,392	39,341
Cost of sales - equipment, services and other	85,627	96,240	79,563
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	252,178	264,208	249,440
Other subscriber acquisition costs	1,432,558	1,396,477	1,254,036
Total subscriber acquisition costs	1,684,736	1,660,685	1,503,476
General and administrative expenses - EchoStar	69,224	49,878	45,188
General and administrative expenses	617,898	616,339	570,699
Litigation expense (Note 11)		730,457	(316,949)
Depreciation and amortization (Note 6)	905,987	898,682	904,955
Total costs and expenses	11,568,066	11,758,665	10,109,646
Operating income (loss)	2,127,546	1,392,935	2,950,400
Other Income (Expense):
Interest income	38,214	22,431	13,209
Interest expense, net of amounts capitalized	(878,550)	(647,298)	(552,036)
Other, net	(2,833)	2,124	10,957
Total other income (expense)	(843,169)	(622,743)	(527,870)
Income (loss) before income taxes	1,284,377	770,192	2,422,530
Income tax (provision) benefit, net (Note 8)	(459,655)	(285,926)	(896,847)
Net income (loss)	824,722	484,266	1,525,683
Less: Net income (loss) attributable to noncontrolling interest	(300)
Net income (loss) attributable to DISH DBS	825,022	484,266	1,525,683
Comprehensive Income (Loss):
Net income (loss)	824,722	484,266	1,525,683
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	8,781	8,047	(5,215)
Deferred income tax (expense) benefit, net	(3,672)	(517)
Total other comprehensive income (loss), net of tax	5,109	7,530	(5,215)
Comprehensive income (loss)	829,831	491,796	1,520,468
Less: Comprehensive income (loss) attributable to noncontrolling interest	(300)
Comprehensive income (loss) attributable to DISH DBS	$ 830,131	$ 491,796	$ 1,520,468